Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans
Reverse repos	£ 24,095	£ 24,759
Collateral given	20,579	19,036
Other loans	1,947	1,308
Total loans	46,621	45,103
Securities
Financial institutions and Corporate	4,867	4,995
Total securities	30,124	30,016
Total	76,745	75,119
Deposits
Repos	27,885	25,645
Collateral received	21,509	20,187
Other deposits	1,606	1,788
Total deposits	51,000	47,620
Debt securities in issue	1,762	903
Short positions	21,187	23,827
Total	73,949	72,350
UK
Securities
Central and local government securities	4,897	6,834
USA
Securities
Central and local government securities	5,458	4,689
Other
Securities
Central and local government securities	£ 14,902	£ 13,498